Borrowings (Scheduled Principal Repayments on Borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
2016	$ 437,157
2017	567,437
2018	714,423
2019	339,156
2020	664,963
Thereafter	1,778,921
Total outstanding debt	4,500,000	$ 4,499,700
Amortization Other [Member]
Debt Instrument [Line Items]
2016	19,016
2017	4,653
2018	1,967
2019	(1,462)
2020	(2,037)
Thereafter	(3,468)
Total outstanding debt	18,669
Maturities
Debt Instrument [Line Items]
2016	418,141
2017	562,784
2018	712,456
2019	340,618
2020	667,000
Thereafter	1,782,389
Total outstanding debt	$ 4,483,388